Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 657,460	$ (681,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	414,623	74,053
Rent contributed by shareholders as paid-in capital	6,000	6,000
Changes in operating assets and liabilities:
Accounts receivable	(4,736,375)	0
Other receivables	(337,078)	(24,235)
Prepayment	2,438,844	(7,630,372)
Due from related party	(581,671)	0
Inventory	6,315,793	(9,825,555)
Deferred tax asset	113,932	(113,932)
Other current asset	422,426	(1,146,785)
Accounts payable and accrued liabilities	2,886,958	69,894
Other payables and tax payables	621,583	105,623
Advance from customers	(6,056,247)	12,052,437
Advance from shareholders	0	(50,165)
Deferred tax liability	83,388	0
Net cash provided by (used in) operating activities	2,249,636	(7,164,231)
Cash flows from investing activities:
Purchase of property and equipment	(63,234)	(5,792,087)
Loan made to related parties	(32,319)	0
Net cash used in investing activities	(95,553)	(5,792,087)
Cash flows from financing activities:
Advances from related parties	0	3,046,744
Repayment made to related parties	(2,022,822)	0
Advances from director	(13,007)	421,665
Advances from shareholders	0	19,287
Capital contribution from shareholders	0	8,013,774
Net cash provided by (used in) financing activities	(2,035,829)	11,501,470
Effect of exchange rate change on cash	(173,013)	371,629
Net change in cash and cash equivalents	(54,759)	(1,083,219)
Cash and cash equivalents - beginning of period	556,788	1,640,007
Cash and cash equivalents - end of period	502,029	556,788
Supplemental disclosure of cash flow information
Interest paid	0	0
Income tax paid	$ 426,616	$ 0